Investment Objectives and Goals - Greenspring Income Opportunities Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Greenspring Income Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Greenspring Income Opportunities Fund (the “Fund”) seeks to provide a high level of current income, with the potential for capital appreciation.